Leases	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

Note 8 — Leases

Operating lease

In February, 2021, the Group took delivery of the Top Advancer, a 2016-built bulk carrier for a 59-month bareboat charter-in agreement. No purchase option or obligation clause is stipulated in the bareboat charter contract. The Group has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Group has recognized an operating lease liability based on the net present value of the remaining charter-in payments based on rate at the lease commencement and an operating lease right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability. Any changes resulted from the index or rate change is charged to expense during the period they occur.

For the years ended June 30, 2025, 2024 and 2023, cash paid for operating lease liabilities amounted to $2,630,252, $2,920,500 and $3,597,283, respectively, which equals to the total lease expenses in the below table.

The components of lease expenses for the years ended June 30, 2025 and 2024 were as follows:

	For the years ended June 30,
	2025	2024	2023
Fixed operating lease	$3,158,279	$3,158,279	$3,158,279
Variable operating lease	(528,027)	(237,779)	439,004
Total lease expense	$2,630,252	$2,920,500	$3,597,283

The variable operating lease expense depending on the BSI (Baltic Supramax index) published by the Baltic Exchange is measured on a monthly basis and recognized during the period in which it incurred.

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30, 2025	As of June 30, 2024
Right-of-use assets-operating lease, net	$1,560,385	$4,587,352

Operating lease liabilities – current	1,437,353	3,026,234
Operating lease liabilities – non-current	—	1,572,994
Total operating lease liabilities	$1,437,353	$4,599,228

The weighted average remaining lease terms and discount rate for operating lease were as follows as of June 30, 2025 and 2024:

	As of June 30, 2025	As of June 30, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.5 years	1.5 years
Weighted average discount rate	4.16%	4.16%

The following is a schedule of maturities of operating lease liabilities (excluding variable payments) as of June 30, 2025:

Twelve months ending June 30,
2026	$1,456,106
Total future minimum lease payments	$1,456,106
Less: imputed interest	18,753
Present value of lease liabilities	$1,437,353

Short-term operating lease

The Group leased office space from a related party with fixed lease term of 1 year with no purchase or renew option. The Group elects not to apply the recognition requirements in ASC 842 to short-term leases and recognizes the lease payments in profit or loss on a straight-line basis over the lease term. Short-term lease expense amounted to $34,448, $27,443 and $28,571 for the years ended June 30, 2025, 2024 and 2023.

Financing leases

In September, 2018, the Group took delivery of Top Diligence, a 2018-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement with Topsheen Shipping Group Limited (a related party, see Note 10). The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period.

The Group has performed an assessment for Top Diligence considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Group has recognized vessel, net and a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the rate implicit in the lease (7.4%). As of June 30, 2025 and 2024, the outstanding balance of lease liabilities was $6,739,912 and $8,337,978, respectively, and is repayable in 38 months in consecutive monthly installments, with an estimated purchase option of $1,490,000.

In October, 2019, the Group took delivery of Top Elegance, a 2019-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement with Topsheen Shipping Group Limited (a related party, see Note 10). The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group has performed an assessment for Top Elegance considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Group has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the rate implicit in the lease (7.8%). As of June 30, 2025 and 2024, the outstanding balance of lease liabilities was $7,275,788 and $8,866,762, respectively, and is repayable in 42 months in consecutive monthly installments, with an estimated purchase option of $1,490,000.

The total amount of financing lease expense, including amortization and interest expenses recognized in the combined and consolidated statements of income for the years ended June 30, 2025, 2024 and 2023 were as follows:

	For the years ended June 30,
	2025	2024	2023
Depreciation expenses	$2,704,847	$2,704,848	$2,704,847
Interest expenses-fixed	1,196,602	1,443,772	1,689,926
Interest expenses-variable	238,965	496,612	300,761
Total	$4,140,414	$4,645,232	$4,695,534

The variable interest expenses depending on LIBOR (later replaced by SOFR) are measured on a monthly basis and recognized during the period in which they are incurred.

Supplemental balance sheet information related to financing leases was as follows:

	As of June 30, 2025	As of June 30, 2024
Right-of-use assets-financing lease, net (included in Vessels, net, see Note 4)	$38,118,961	$40,753,604
Financing lease liabilities – current	$3,338,390	$3,256,190
Financing lease liabilities – non-current	10,677,310	13,948,550
Total financing lease liabilities	$14,015,700	$17,204,740

The weighted average remaining lease terms and discount rates for financing leases were as follows as of June 30, 2025 and 2024:

	As of June 30, 2025	As of June 30, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.34 years	4.34 years
Weighted average discount rate	7.61%	7.61%

The following is a schedule of maturities of financing lease liabilities (excluding variable payments) as of June 30, 2025:

Twelve months ending June 30,
2026	$4,286,724
2027	3,986,356
2028	3,753,139
Thereafter	4,182,754
Total future minimum lease payments	$16,208,973
Less: imputed interest	2,193,273
Present value of lease liabilities	$14,015,700